COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

The Company has contractual obligations and commitments primarily with regard to lease arrangements, repayment of debt (see Note 7) and future purchases of aircraft.

The Company is subject to various legal proceedings in the normal course of business and expenses legal costs as incurred. Management believes these proceedings will not have a materially adverse effect on the Company.

17. COMMITMENTS AND CONTINGENCIES

The Company has contractual obligations and commitments primarily with regard to lease arrangements (see Note 10) and repayment of debt (see Note 9).

The Company is subject to various legal proceedings in the normal course of business and records legal costs as incurred. Management believes these proceedings will not have a materially adverse effect on the Company.